Commitments and Contingencies - Current and Noncurrent Portions of Operating Lease (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease liability	$ 72,038	$ 78,700
Operating lease liability, net of current portion	171,230	0
Total lease liability	$ 243,268	$ 78,700